Nature of Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Nature of Operations [Abstract]
NATURE OF OPERATIONS

1.	NATURE OF OPERATIONS

Guardforce AI Co., Limited ("Guardforce") is a company incorporated and domiciled in the Cayman Islands under the Cayman Islands Companies Law on 20 April 2018. The address of its registered office is 96 Vibhavadi Rangsit Road, Talad Bangkhen, Laksi, Bangkok 10210, Thailand. Guardforce is controlled by Guardforce AI Technology Limited. ("AI Technology")

Guardforce AI Holding Limited ("AI Holdings") was incorporated in the British Virgin Islands under the BVI Business Companies Act, 2004, on 22 May 2018. AI Holdings is a 100% owned subsidiary of Guardforce. AI Holdings' registered office is located in British Virgin Islands.

Guardforce AI Robots Limited ("AI Robots") was incorporated in the British Virgin Islands under the BVI Business Companies Act, 2004, on 22 May 2018. AI Robots is a 100% owned subsidiary of Guardforce.

Guardforce AI (Hong Kong) Co., Limited ("AI Hong Kong") was incorporated in Hong Kong under the Hong Kong Companies' Ordinance (Chapter 622), on May 30, 2018. AI Hong Kong is a 100% owned subsidiary of Guardforce.

Southern Ambition Limited ("Southern Ambition") was incorporated in the British Virgin Islands under the BVI Business Companies Act, 2004, on 3 August 2018. Southern Ambition is a 100% owned subsidiary of AI Robots.

Horizon Dragon Limited ("Horizon Dragon") was incorporated in the British Virgin Islands under the BVI Business Companies Act, 2004, on 3 July 2018. Horizon Dragon is a 100% owned subsidiary of AI Holdings.

Guardforce AI Group Co., Limited ("AI Thailand") was incorporated in Thailand under the Civil and Commercial Code at the Registry of partnerships and Companies, Bangkok Metropolis, Thailand, on 21 September 2018 and has 100,000 ordinary plus preferred shares outstanding. 48,999 of the shares in AI Thailand are owned by Southern Ambition Limited, with one share being held by Horizon Dragon Limited, for an aggregate of 49,000 ordinary shares, or 49%, and 51,000 cumulative preferred shares are owned by two individuals of Thailand on behalf of Guardforce AI Technology Limited. The 49,000 ordinary shares with a value of approximately $16,000 and the value of the cumulative preferred shares of approximately $17,000 has not been received as of 31 December 2018. The cumulative preferred shares are entitled to dividends of USD$ 0.03 per share when declared. The cumulative unpaid dividends of the preferred shares as of 31 December 2018 is approximately USD$ 1,700. Pursuant to the articles of associates of AI Thailand, the holder of an ordinary share may cast one vote per share at a general meeting of shareholders, the holder of preferred shares may cast one vote for every 20 preferred shares held at a general meeting of shareholders. Southern Ambition is entitled to cast more than 95% of the votes at a general meeting of shareholders.

Guardforce Cash Solutions Security Thailand Co., Limited ("GF Cash (CIT)") was incorporated in Thailand under the Civil and Commercial Code at the Registry of partnerships and Companies, Bangkok Metropolis, Thailand, on July 27, 1982 and has 3,857,144 outstanding ordinary and preferred shares. 3,799,544 ordinary shares and 21,599 preferred shares of the outstanding shares in GF Cash (CIT) (approximately 99.07% of the shares in GF Cash (CIT)) are owned by AI Thailand with one share being held by Southern Ambition and 33,600 ordinary shares and 2,400 preferred shares (approximately 0.933% of the shares in GF Cash (CIT)) being held by Bangkok Bank Public Company Limited. Pursuant to the articles of associates, a shareholder may cast one vote per one share at a general meeting of shareholders. AI Thailand is entitled to cast 99.07% of the votes at a general meeting of shareholders. GF Cash (CIT)'s head office is located at No. 96 Vibhavadi-Rangsit Road, Talad Bang Khen Sub-District, Laksi District, Bangkok, Thailand.

97% of shares in GF Cash (CIT) are owned by AI Thailand and Southern Ambition, which were previously held by Guardforce TH Group Co., Ltd and Guardforce 3 Limited, with the same majority shareholder.

The reorganization of Guardforce and its subsidiaries (collectively referred to as the "Company) was completed on 31 December 2018. Pursuant to the reorganization, Guardforce became the holding company of the companies, which were under the common control of the controlling shareholder before and after the reorganization. Accordingly, the Company's financial statements have been prepared on a consolidated basis by applying the predecessor value as if the reorganization had been completed at the beginning of the earliest reporting period. The Company engages principally in providing cash management and handling services located in Thailand.

The following diagram illustrates the Company's legal entity ownership structure as at 30 June 2019:

1.	NATURE OF OPERATIONS

Guardforce AI Co., Limited ("Guardforce") is a company incorporated and domiciled in the Cayman Islands under the Cayman Islands Companies Law on 20 April 2018. The address of its registered office is 96 Vibhavadi Rangsit Road, Talad Bangkhen, Laksi, Bangkok 10210, Thailand. Guardforce is controlled by Guardforce AI Technology Limited. ("AI Technology")

Guardforce AI Holding Limited ("AI Holdings") was incorporated in the British Virgin Islands under the BVI Business Companies Act, 2004, on 22 May 2018. AI Holdings is a 100% owned subsidiary of Guardforce. AI Holdings' registered office is located in British Virgin Islands.

Guardforce AI Robots Limited ("AI Robots") was incorporated in the British Virgin Islands under the BVI Business Companies Act, 2004, on 22 May 2018. AI Robots is a 100% owned subsidiary of Guardforce.

Guardforce AI (Hong Kong) Co., Limited ("AI Hong Kong") was incorporated in Hong Kong under the Hong Kong Companies' Ordinance (Chapter 622), on May 30, 2018. AI Hong Kong is a 100% owned subsidiary of Guardforce.

Southern Ambition Limited ("Southern Ambition") was incorporated in the British Virgin Islands under the BVI Business Companies Act, 2004, on 3 August 2018. Southern Ambition is a 100% owned subsidiary of AI Robots.

Horizon Dragon Limited ("Horizon Dragon") was incorporated in the British Virgin Islands under the BVI Business Companies Act, 2004, on 3 July 2018. Horizon Dragon is a 100% owned subsidiary of AI Holdings.

Guardforce AI Group Co., Limited ("AI Thailand") was incorporated in Thailand under the Civil and Commercial Code at the Registry of partnerships and Companies, Bangkok Metropolis, Thailand, on 21 September 2018 and has 100,000 ordinary plus preferred shares outstanding. 48,999 of the shares in AI Thailand are owned by Southern Ambition Limited, with one share being held by Horizon Dragon Limited, for an aggregate of 49,000 ordinary shares, or 49%, and 51,000 cumulative preferred shares are owned by two individuals of Thailand on behalf of Guardforce AI Technology Limited. The 49,000 ordinary shares with a value of approximately $16,000 and the value of the cumulative preferred shares of approximately $17,000 has not been received as of 31 December 2018. The cumulative preferred shares are entitled to dividends of USD$ 0.03 per share when declared. The cumulative unpaid dividends of the preferred shares as of 31 December 2018 is approximately USD$ 1,700. Pursuant to article of associates of AI Thailand, the holder of an ordinary share may cast one vote per share at a general meeting of shareholders, the holder of preferred shares may cast one vote for every 20 preferred shares held at a general meeting of shareholders. Southern Ambition is entitled to cast more than 95% of the votes at a general meeting of shareholders.

Guardforce Cash Solutions Security Thailand Co., Limited ("GF Cash (CIT)") was incorporated in Thailand under the Civil and Commercial Code at the Registry of partnerships and Companies, Bangkok Metropolis, Thailand, on July 27, 1982 and has 3,857,144 outstanding shares. 3,799,544 ordinary shares and 21,599 preferred shares of the outstanding shares in GF Cash (CIT) (approximately 99.07% of the shares in GF Cash (CIT)) are owned by AI Thailand with one share being held by Southern Ambition and 33,600 ordinary shares and 2,400 preferred shares (approximately 0.933% of the shares in GF Cash (CIT)) being held by Bangkok Bank Public Company Limited. Pursuant to the articles of associatesa shareholder may cast one vote per one share at a general meeting of shareholders. AI Thailand is entitled to cast 99.07% of the votes at a general meeting of shareholders. GF Cash (CIT)'s head office is located at No. 96 Vibhavadi-Rangsit Road, Talad Bang Khen Sub-District, Laksi District, Bangkok, Thailand.

97% of shares in GF Cash (CIT) are owned by AI Thailand and Southern Ambition, which were previously held by Guardforce TH Group Co., Ltd and Guardforce 3 Limited, with the same majority shareholder.

The reorganization of Guardforce and its subsidiaries (collectively referred to as the "Company) was completed on 31 December 2018. Pursuant to the reorganization, Guardforce became the holding company of the companies, which were under the common control of the controlling shareholder before and after the reorganization. Accordingly, the Company's financial statements have been prepared on a consolidated basis by applying the predecessor value method as if the reorganization had been completed at the beginning of the earliest reporting period. The Company engages principally in providing cash management and handling services located in Thailand.

The following diagram illustrates the Company's legal entity ownership structure as of 31 December 2018: